Note 14 - Commitments and Contingencies (Details Textual)	Apr. 18, 2014 USD ($)	Dec. 31, 2015 USD ($)
Office Space Leases [Member]
Operating Leases Monthly Rent		$ 13,131
Operating Leases, Future Minimum Payments Due		$ 157,575
Loss Contingency, Damages Sought, Value	$ 346,000
Number of Purchase Orders	2